Equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule of Share capital
	December 31
	Number of Ordinary shares
	2017	2016
	Thousands of shares of
	NIS 0.01 par value
Issued and paid-in share capital as of January 1	47,619	42,352
Issuance of share capital to investors, see note 22C(2)	2,080	3,917
Exercise of warrants by investors, see note 22C(1)	-	134
Exercise of share options by employees , see note 23	2,383	1,216

Issued and paid-in share capital as of December 31	52,082	47,619
Authorized share capital	75,000	75,000

Schedule of Warrants Held by Investors
	December 31
	Number of options
	2017		2016
	Thousands of options and warrants of
	NIS 0.01 par value
Number of outstanding options and warrants as of January 1	-		134
Issued during the period	2,420	(*)	-
Exercised during the period	-		(134)

Number of outstanding options and warrants as of December 31	2,420		-

(*) The amount of 2,420 thousand warrants represent the number of shares to be issued, pursuant to exercise of 1,210 thousand warrants issued to Medtronic, in connection with a private issuance in 2017. For further details see note 22(C)(2).